Filed pursuant to Rule 497(c)
File No.  333-182274
File No.:  811-22310

On behalf of FactorShares Trust and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the definitive Prospectus dated November 7, 2014 for the PureFunds ISE Cyber Security ETF, which was filed pursuant to Rule 497(c) on November 7, 2014  The purpose of this filing is to submit the XBRL exhibits for the risk/return summary provided in the 497(c) filing (Accession Number 0000894189-14-005416).

The XBRL exhibits attached hereto consist of the following:

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE